Prepayments and Other Receivables	3 Months Ended
Mar. 31, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

7. Prepayments and other receivables

	March 31,	December 31,
	2024	2023
	€1,000	€1,000
Prepayments	1,290	793
Other Receivables	2,531	745
	3,821	1,538

At March 31, 2024 and December 31, 2023 prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At March 31, 2024 and December 31, 2023 other receivables consisted principally of amounts receivable from research collaboration partners and deposits.